OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 501	$ 492
Government authorities	58	1,172
Accrued interest	143	57
Receivables from foreign currency derivative contracts	141
Other	15	10
Other accounts receivable and prepaid expenses	$ 858	$ 1,731